Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 — SUBSEQUENT EVENTS

On July 20, 2023, the Company entered into a purchase and sale agreement with an independent third party to sell one of its office premises for a consideration of $6.15 million. The transaction is expected to be completed in October 2023. As of June 30, 2023, the Company has accounted for the relevant office premises as asset held for sale in the unaudited condensed consolidated balance sheets. For the related disclosure, please refer to Note 7 of these financial statements.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after June 30, 2023, up to August 11, 2023 that the unaudited condensed consolidated financial statements were available to be issued.

NOTE 22 — SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2022, up to the date that the audited consolidated financial statements were available to be issued.

On February 24, 2023, the Company entered into a Subscription Agreement and a Convertible Loan Note Instrument (the “Note”) (collectively the “Agreements”) with CurrencyFair Limited (“CurrencyFair”), its 8.37%-owned investee (Investment A). Pursuant to the Agreements, the Company agrees to subscribe an amount of $1,673,525, which is payable on or before January 31, 2024 and bears a fixed interest rate of 8% per annum. At the maturity on April 30, 2024, the Company, at its discretion, has option to convert the Note into the voting shares of CurrencyFair. Subsequently, up to the issuance of the audited consolidated financial statements, the Company paid $589,086 for the subscription of the Note.

On February 24, 2023, pursuant to the Share Award Scheme, the Company registered and reserved 11,675,397 ordinary shares, representing 20% of the total issued and outstanding ordinary shares of the Company as of December 31, 2022, for issuance or may become issuable.

On March 3, 2023, pursuant to the Share Award Scheme, the Company approved and granted 1,200,000 ordinary shares to a consultant. The shares are vested and issued immediately on the date of grant to compensate the prior services provided. The weighted average grant-date fair value of the shares granted was $2.1575 per share.